Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended				6 Months Ended
		Sep. 30, 2017		Sep. 30, 2016		Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016
Segment revenues:
Revenues		¥ 725,499		¥ 633,180		¥ 1,517,796	¥ 1,221,125
Segment profits:
Total profits for segments		97,047		78,926		189,027	166,349
Gains (losses) related to assets or liabilities of certain VIEs		10,474		12,346		24,972	32,834
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests						148	148
Income before Income Taxes		117,001	[1]	100,801	[1]	252,612	219,235
Segment assets:
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses		(57,976)		(55,788)		(57,976)	(55,788)	¥ (60,759)	¥ (59,227)	¥ (58,507)	¥ (60,071)
Trade Notes, Accounts and Other Receivable		276,278				276,278			283,427
Other corporate assets		1,469,676				1,469,676			1,363,263
Assets of certain VIEs	[2]	722,416				722,416			951,403
Assets		11,426,036				11,426,036			11,231,895
Operating Segment
Segment revenues:
Revenues		728,178		634,323		1,519,353	1,221,679
Segment profits:
Total profits for segments		115,259		98,692		249,752	214,034
Segment assets:
Assets		9,116,160				9,116,160			8,956,872
Corporate, Non-Segment
Segment revenues:
Revenues		2,850		2,666		6,949	6,967
Segment profits:
Corporate gains (losses)		(529)		(192)		(569)	307
Gains (losses) related to assets or liabilities of certain VIEs		69		155		(2)	105
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests		2,202		2,146		3,431	4,789
Segment assets:
Cash and cash equivalents, restricted cash		1,274,203				1,274,203			1,133,212
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses		(57,976)				(57,976)			(59,227)
Trade Notes, Accounts and Other Receivable		276,278				276,278			283,427
Other corporate assets		702,238				702,238			672,562
Assets of certain VIEs		115,133				115,133			¥ 245,049
Corporate, Non-Segment | Variable Interest Entities
Segment revenues:
Revenues		505		1,161		1,838	2,231
Intersegment Eliminations
Segment revenues:
Revenues		¥ (6,034)		¥ (4,970)		¥ (10,344)	¥ (9,752)

[1]	Mainly the United States
[2]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.